Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 12, 2017
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 12, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 12, 2017
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016